Leases	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Leases	Leases
The Company leases certain properties under non-cancellable lease agreements that relate to office spaces and vehicles. The remaining lease terms are between one and six years.
The roll-forward of lease right-of-use assets is as follows:

	2024	2023
Cost	$	$
Balance - Beginning of fiscal year	36,480	37,001
Additions	3,819	1,613
Modifications to and disposals of lease contracts	(6,701)	(1,992)
Exchange differences	(70)	(142)
Balance - End of fiscal year	33,528	36,480

Accumulated depreciation
Balance - Beginning of fiscal year	15,507	11,462
Depreciation charge	7,946	8,244
Modifications to and disposals of lease contracts	(6,935)	(4,074)
Exchange differences	(65)	(125)
Balance - End of fiscal year	16,453	15,507

Net book value
Balance - Beginning of fiscal year	20,973	25,539
Balance - End of fiscal year	17,075	20,973

Offices	16,516	20,332
Vehicles	559	641
The maturity analysis of lease liabilities as at March 31, 2024 is as follows:

Fiscal Year	$

2025	6,942
2026	5,073
2027	3,676
2028	3,133
2029	2,412
2030	1,975

Total minimum payments	23,211
Expenses relating to short-term leases, including those excluded due to the election of the practical expedient allowing the Company to expense lease payments for short-term leases and leases for which the underlying asset is of low value, as well as variable lease payments not included in the measurement of lease liabilities, were approximately $2,689 for the fiscal year ended March 31, 2024 (2023 - $2,716). The interest expense for the fiscal year ended March 31, 2024 was $1,211 (2023 - $1,075).